Debt Issuance Costs (Details) (Predecessor, USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt issuance costs included in other assets
Debt issuance costs					$ 13,392	$ 7,095
Less: accumulated amortization					(4,348)	(2,903)
Unamortized debt issuance costs at period end					9,044	4,192
Amortization expense for capitalized debt issuance cost			3,173	1,055	1,444	1,486
Debt issuance costs included in debt issuance expense	2,583	2,345	5,655	5,968	9,124	6,230
Securitization trusts
Debt issuance costs included in other assets
Debt issuance costs included in debt issuance expense					9,124	6,230
2012-1 | Securitization trusts
Debt issuance costs included in other assets
Debt issuance costs included in debt issuance expense					3,571
2012-2 | Securitization trusts
Debt issuance costs included in other assets
Debt issuance costs included in debt issuance expense					2,508
2012-3 | Securitization trusts
Debt issuance costs included in other assets
Debt issuance costs included in debt issuance expense					2,937
2011-1 | Securitization trusts
Debt issuance costs included in other assets
Debt issuance costs included in debt issuance expense						3,164
2011-2 | Securitization trusts
Debt issuance costs included in other assets
Debt issuance costs included in debt issuance expense					57	2,532
2011-A | Securitization trusts
Debt issuance costs included in other assets
Debt issuance costs included in debt issuance expense					$ 51	$ 534